Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenue	$ 17,858,732	$ 23,024,458	$ 32,308,735
Cost of revenue	(11,557,563)	(16,952,556)	(21,993,601)
Gross profit	6,301,169	6,071,902	10,315,134
Operating expenses
Selling expenses	(4,797,622)	(8,170,975)	(6,783,703)
General and administrative expenses	(3,747,705)	(2,889,652)	(2,638,984)
Research and development expenses	(671,761)	(3,031,115)	(4,858,548)
Total operating expenses	(9,217,088)	(14,091,742)	(14,281,235)
Loss from operations	(2,915,919)	(8,019,840)	(3,966,101)
Other income (expenses)
Interest expense, net	(232,041)	(278,172)	(156,788)
Other (expense) income, net	(108,044)	145,476	(235,614)
Impairment of prepayments for construction in progress	(481,109)
Equity investment income	65,058	31,942	31,072
Total other expense, net	(756,136)	(100,754)	(361,330)
Loss before income tax expense	(3,672,055)	(8,120,594)	(4,327,431)
Income tax expense		(606,704)	(2,253,593)
Net loss	(3,672,055)	(8,727,298)	(6,581,024)
Other comprehensive (loss) income
Foreign currency translation adjustment	(701,376)	1,260,094	(779,351)
Total Comprehensive loss	$ (4,373,431)	$ (7,467,204)	$ (7,360,375)
Net loss per share - Basic (in Dollars per share)	$ (8.06)	$ (626.96)	$ (1,089.21)
Net loss per share - Diluted (in Dollars per share)	$ (8.06)	$ (626.96)	$ (1,089.21)
Weighted average number of shares outstanding used in calculating basic and diluted loss per share (in Shares)	455,871	13,920	6,042
Weighted average number of shares outstanding used in calculating diluted loss per share (in Shares)	455,871	13,920	6,042